Document And Entity Information	Nov. 09, 2020
Document Information Line Items
Entity Registrant Name	Schultze Special Purpose Acquisition Corp.
Trading Symbol	SAMA
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001754824
Document Period End Date	Nov. 09, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38760
Entity Tax Identification Number	83-0891815
Entity Address, Address Line One	800 Westchester Avenue
Entity Address, Address Line Two	Suite 632
Entity Address, City or Town	Rye Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	701-5260
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ